Accounts Receivables and Accrued Revenues - Schedule of accounts receivables and accrued revenues (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Trade And Other Current Receivables [Abstract]
Accruals	$ 1,053	$ 1,221
Prepaids and Deposits	121	54
Partner Advances	175	16
Trade	96	212
Joint Operations Receivables	35	36
Other	8	17
Accounts Receivable and Accrued Revenues	$ 1,488	$ 1,556